UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment |_|

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Millennium Capital Partners LLP
                                 Address: 50 Berkeley Street
                                          London, U.K.
					  W1J 8HD

				 13F File Number: 028-12853


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Meskin
Title: Director
Phone: 212-841-4100

Signature,                               Place,             and Date of Signing:


/s/ Mark Meskin	                         New York, NY       05/14/08
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            51

Form 13F Information Table Value Total:    $ 220,221 (thousands)


List of Other Included Managers:

No.             Form 13 F File Number      Name
---             ---------------------      ----

1               028-12859                  David Nolan


The Institutional Investment Manager filing this report and the Other Included Managers described above are affiliates. Each of the holdings described below is held directly or indirectly by Millennium Partners, L.P. or one or more affiliated investment funds that invest a portion of their assets in Millennium Partners, L.P.

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------

ACADIA PHARMACEUTICALS INC   COM             004225108 5099   562804   SH       DEFINED 1                562804
ADOLOR CORP                  COM             00724X102 6763   1479806  SH       DEFINED 1                1479806
ALKERMES INC                 COM             01642T108 609    51300    SH       DEFINED 1                51300
AMGEN INC                    COM             031162100 3134   75000    SH       DEFINED 1                75000
AMGEN INC                    COM             031162100 4178   100000   SH  PUT  DEFINED 1                0        100000
AMYLIN PHARMACEUTICALS INC   COM             032346108 4382   150000   SH       DEFINED 1                150000
AMYLIN PHARMACEUTICALS INC   COM             032346108 7168   245400   SH  CALL DEFINED 1                0        245400
AUXILIUM PHARMACEUTICALS INC COM             05334D107 3      100      SH       DEFINED 1                100
BIOGEN IDEC INC              COM             09062X103 3085   50000    SH  PUT  DEFINED 1                0        50000
BRISTOL MYERS SQUIBB CO      COM             110122108 13187  619100   SH       DEFINED 1                619100
CHURCHILL VENTURES LTD       COM             17157P109 1628   210000   SH       DEFINED 1                210000
COMBINATORX INC              COM             20010A103 220    63830    SH       DEFINED 1                63830
ELAN PLC                     ADR             284131208 4172   200000   SH       DEFINED 1                200000
ELAN PLC                     ADR             284131208 20758  995100   SH  CALL DEFINED 1                0        995100
ELAN PLC                     ADR             284131208 2086   100000   SH  PUT  DEFINED 1                0        100000
ENDO PHARMACEUTICALS HLDGS I COM             29264F205 1999   83500    SH  CALL DEFINED 1                0        83500
EPIX PHARMACEUTICALS INC     COM NEW         26881Q309 965    674600   SH       DEFINED 1                674600
GEN-PROBE INC NEW            COM             36866T103 2410   50000    SH       DEFINED 1                50000
GSC ACQUISITION COMPANY      COM             40053G106 1989   215000   SH       DEFINED 1                215000
HALOZYME THERAPEUTICS INC    COM             40637H109 422    66300    SH       DEFINED 1                66300
HICKS ACQUISITION CO I INC   COM             429086309 2295   250000   SH       DEFINED 1                250000
HUMANA INC                   COM             444859102 58     1300     SH       DEFINED 1                1300
HUMANA INC                   COM             444859102 4710   105000   SH  PUT  DEFINED 1                0        105000
ISHARES TR                   NASDQ BIO INDX  464287556 26523  350000   SH  PUT  DEFINED 1                0        350000
ISHARES TR                   RUSSELL 2000    464287655 20487  300000   SH  PUT  DEFINED 1                0        300000
KBL HEALTHCARE ACQUIS CORP I COM             48241N107 1440   200000   SH       DEFINED 1                200000
KBL HEALTHCARE ACQUIS CORP I W EXP 07/18/201 48241N115 21     50000    WarrCALL DEFINED 1                0        50000
LILLY ELI & CO               COM             532457108 6075   117750   SH       DEFINED 1                117750
MEDCO HEALTH SOLUTIONS INC   COM             58405U102 3503   80000    SH  PUT  DEFINED 1                0        80000
MEDICINES CO                 COM             584688105 4814   238300   SH       DEFINED 1                238300
MEDICINES CO                 COM             584688105 6508   322200   SH  CALL DEFINED 1                0        322200
MEDIVATION INC               COM             58501N101 1067   75000    SH       DEFINED 1                75000
MERCK & CO INC               COM             589331107 30     786      SH       DEFINED 1                786
MYLAN INC                    COM             628530107 7540   650000   SH       DEFINED 1                650000
NANOSPHERE INC               COM             63009F105 361    41700    SH       DEFINED 1                41700
ONYX PHARMACEUTICALS INC     COM             683399109 4355   150000   SH       DEFINED 1                150000
PFIZER INC                   COM             717081103 6279   300000   SH       DEFINED 1                300000
POZEN INC                    COM             73941U102 396    38200    SH  CALL DEFINED 1                0        38200
POZEN INC                    COM             73941U102 138    13300    SH  PUT  DEFINED 1                0        13300
PROGENICS PHARMACEUTICALS IN COM             743187106 1469   225000   SH       DEFINED 1                225000
RIGEL PHARMACEUTICALS INC    COM NEW         766559603 2799   150000   SH       DEFINED 1                150000
RITE AID CORP                COM             767754104 588    200000   SH  CALL DEFINED 1                0        200000
SCHERING PLOUGH CORP         COM             806605101 1441   100000   SH       DEFINED 1                100000
SENORX INC                   COM             81724W104 3981   617196   SH       DEFINED 1                617196
SIGA TECHNOLOGIES INC        COM             826917106 460    200000   SH       DEFINED 1                200000
SUPERGEN INC                 COM             868059106 439    175000   SH       DEFINED 1                175000
TRANSITION THERAPEUTICS INC  COM NEW         893716209 5943   535400   SH       DEFINED 1                535400
TRANSOCEAN INC NEW           SHS             G90073100 2974   22000    SH       DEFINED 1                22000
VIROPHARMA INC               COM             928241108 2866   320600   SH       DEFINED 1                320600
VIROPHARMA INC               COM             928241108 1788   200000   SH  CALL DEFINED 1                0        200000
WYETH                        COM             983024100 14616  350000   SH       DEFINED 1                350000
